SUPPLEMENT DATED MAY 20, 2015
TO

PROSPECTUSES DATED MAY 1, 2015
FOR MASTERS CHOICE, MASTERS EXTRA, MASTERS FLEX, MASTERS CHOICE II AND MASTERS FLEX II

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS EXTRA II AND  MASTERS I SHARE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective July 13, 2015, the PIMCO EqS Pathfinder Portfolio® will change its name to PIMCO Global Dividend Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.